Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable, Net [Abstract]
Trade accounts receivable	$ 21,035,940	$ 14,825,914
Less: allowances for doubtful accounts	(120,806)	(100,884)
Accounts receivable, net	$ 20,915,134	$ 14,725,030